UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Enhanced Commodity Strategy Fund

Class A: SKNRX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRS-A

R-104171-2 (02/26)

DWS Enhanced Commodity Strategy Fund

Class C: SKCRX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRS-C

R-104171-2 (02/26)

DWS Enhanced Commodity Strategy Fund

Class R6: SKRRX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRS-R6

R-104171-2 (02/26)

DWS Enhanced Commodity Strategy Fund

Class S: SKSRX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRS-S

R-104171-2 (02/26)

DWS Enhanced Commodity Strategy Fund

Institutional Class: SKIRX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	816,294,507
Number of Portfolio Holdings	220
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	3,027,321
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Fixed-Income Investments

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	50%
Corporate Bonds	24%
Asset-Backed	12%
Cash Equivalents	7%
Commercial Mortgage-Backed Securities	4%
Collateralized Mortgage Obligations	2%
Call Options Purchased	0%
Other Assets and Liabilities, Net	1%
Total	100%

Commodity-Linked Investments

Sector Allocation

Commodity	% of Net Assets
Precious Metals	27%
Energy	25%
Agriculture	24%
Industrials	14%
Livestock	7%
Total	97%

Fixed-Income Investments

Credit Quality

Credit Rating	% of Net Assets
AAA	25%
AA	47%
A	9%
BBB	16%
Below BBB	1%
Not Rated	2%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRS-I

R-104171-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Semiannual Financial Statements and Other Information
DWS Enhanced Commodity Strategy Fund

Contents
3	Consolidated Investment Portfolio
22	Consolidated Statement of Assets and Liabilities
24	Consolidated Statement of Operations
26	Consolidated Statements of Changes in Net Assets
27	Consolidated Financial Highlights
32	Notes to Consolidated Financial Statements
52	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Enhanced Commodity Strategy Fund

Consolidated
Investment Portfolioas of December 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 24.1%
Communication Services 0.1%
Sirius XM Radio LLC, 144A, 3.125%, 9/1/2026	1,080,000	1,070,505
Consumer Discretionary 4.5%
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,633,811
BorgWarner, Inc., 4.95%, 8/15/2029 (a)	1,680,000	1,718,931
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,571,487
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,468,060
5.85%, 5/17/2027	3,500,000	3,553,171
6.798%, 11/7/2028	1,270,000	1,332,382
General Motors Financial Co., Inc., 4.9%, 10/6/2029	2,174,000	2,208,445
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,066,387
144A, 5.95%, 9/21/2026	4,000,000	4,051,337
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	539,196
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,529,916
Marriott International, Inc.:
4.875%, 5/15/2029 (a)	1,960,000	2,002,585
5.45%, 9/15/2026 (a)	560,000	565,030
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	748,144
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,452,566
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,453,776
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,064,540
		36,959,764
Consumer Staples 0.1%
Campbell’s Co., 5.2%, 3/19/2027	1,060,000	1,073,737
Energy 1.8%
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	777,074
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,694,137
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	1,000,000	1,007,749
4.85%, 12/1/2029	2,500,000	2,516,302
Occidental Petroleum Corp., 5.2%, 8/1/2029	3,500,000	3,587,467
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	3

	Principal Amount ($)	Value ($)
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,373,000	1,385,559
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	4,000,000	4,151,219
		15,119,507
Financials 9.4%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,081,321
4.625%, 9/10/2029	1,121,000	1,132,156
Aircastle Ltd., 144A, 6.5%, 7/18/2028	1,700,000	1,787,187
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,114,767
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,507,064
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,782,064
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,145,597
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,066,958
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,029,943
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,189,973
Blackstone Private Credit Fund, 7.3%, 11/27/2028	1,500,000	1,591,093
Capital One Financial Corp., 7.149%, 10/29/2027	1,940,000	1,986,227
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,519,009
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,262,716
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,454,380
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,140,215
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,990,911
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,152,565
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,977,147
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 4.699% (b), 9/23/2027	6,000,000	6,013,908
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,302,484
NatWest Markets PLC, 144A, 5.416%, 5/17/2027 (a)	2,090,000	2,131,884
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	615,143
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,202,106
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,038,056
Standard Chartered PLC, 144A, 6.17%, 1/9/2027	2,120,000	2,120,651
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	995,102
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,043,203
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,040,231
		76,414,061
Health Care 1.2%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,501,644
HCA, Inc., 4.5%, 2/15/2027	2,000,000	2,004,353
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,254,844
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,145,518
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027 (a)	730,000	731,865
		9,638,224
Industrials 1.3%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,287,131
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,053,072
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,965,468
144A, 4.4%, 7/1/2027	1,960,000	1,966,256
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,347,086
		10,619,013
Information Technology 2.6%
Broadcom, Inc.:
4.15%, 2/15/2028	976,000	979,304
5.05%, 7/12/2027 (a)	1,320,000	1,343,542
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	4,125,624
6.65%, 8/2/2026	2,220,000	2,241,547
DXC Technology Co., 1.8%, 9/15/2026	2,580,000	2,536,425
Global Payments, Inc., 4.95%, 8/15/2027	920,000	929,926
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	1,377,000	1,380,950
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,442,462
Microchip Technology, Inc., 5.05%, 3/15/2029	1,330,000	1,356,014
NXP BV, 4.4%, 6/1/2027	1,370,000	1,375,489
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,421,359
		21,132,642
Materials 1.5%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,233,588
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,253,035
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,917,688
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,556,467
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,979,127
		11,939,905
Real Estate 0.6%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029 (a)	1,188,000	1,206,429
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,580,387
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	5

	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	238,664
VICI Properties LP, (REIT), 4.75%, 4/1/2028	1,000,000	1,010,526
		5,036,006
Utilities 1.0%
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,235,054
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,127,526
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,462,563
		7,825,143
Total Corporate Bonds (Cost $193,446,900)		196,828,507
Asset-Backed 12.2%
Automobile Receivables 2.4%
Ally Bank Auto Credit-Linked Notes, “C” , Series 2025-A, 144A, 4.844%, 6/15/2033	1,660,643	1,668,878
Carvana Auto Receivables Trust:
“F” , Series 2021-N1, 144A, 4.55%, 1/10/2028	566,247	564,023
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,362,166
Chase Auto Owner Trust:
“B” , Series 2025-2A, 144A, 4.32%, 3/25/2031	750,000	747,231
“C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,045,167
CPS Auto Receivables Trust, “E” , Series 2021-D, 144A, 4.06%, 12/15/2028	1,000,000	994,519
Exeter Automobile Receivables Trust:
“E” , Series 2021-4A, 144A, 4.02%, 1/17/2028	1,250,000	1,242,762
“B” , Series 2025-3A, 4.86%, 2/15/2030	375,000	379,689
“C” , Series 2025-3A, 5.09%, 10/15/2031	472,000	479,309
Huntington Bank Auto Credit-Linked Notes, “B1” , Series 2025-2, 144A, 4.835%, 9/20/2033	2,678,940	2,696,210
OCCU Auto Receivables Trust, “A2” , Series 2025-1A, 144A, 4.82%, 4/17/2028	1,477,157	1,481,277
Onemain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	200,968	201,102
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	1,265,621	1,265,976
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,301,476
Santander Drive Auto Receivables Trust, “C” , Series 2022-5, 4.74%, 10/16/2028	208,444	208,578
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Securitized Term Auto Receivables Trust, “B” , Series 2025-B, 144A, 4.925%, 12/29/2032	3,051,143	3,077,387
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	834,609	836,694
		19,552,444
Credit Card Receivables 0.7%
Continental Finance Credit Card ABS Master Trust, “A” , Series 2022-A, 144A, 6.19%, 10/15/2030	1,314,998	1,320,202
Evergreen Credit Card Trust, “C” , Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,499,954
Mission Lane Credit Card Master Trust:
“B” , Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,762,715
“C” , Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	1,004,652
		5,587,523
Miscellaneous 9.1%
AB BSL CLO 4 Ltd., “A1R” , Series 2023-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.184% (b), 4/20/2038	1,000,000	1,001,075
AGL CLO 42 Ltd., “A1” , Series 2025-42A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.569% (b), 7/22/2038	1,600,000	1,605,181
AIMCO CLO 20 Ltd., “BR” , Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.444% (b), 10/16/2038	1,000,000	1,001,937
Allegro CLO XIII Ltd., “A2R” , Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.534% (b), 7/20/2038	1,285,000	1,287,191
Apidos CLO LIV Ltd., “B” , Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.772% (b), 10/20/2038	1,000,000	1,004,652
Apidos CLO XXXIX Ltd., “BR” , Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.7% (b), 10/21/2038	1,000,000	1,000,552
ARES LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.494% (b), 7/15/2038	1,500,000	1,504,019
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.394% (b), 7/20/2037	750,000	751,761
Ballyrock CLO Ltd., “A1AR” , Series 2020-14A, 144A, 3 mo. USD Term SOFR + 1.38%, 5.264% (b), 7/20/2037	2,000,000	2,004,500
Barings CLO Ltd., “BR” , Series 2015-IA, 144A, 3 mo. USD Term SOFR + 1.662%, 5.546% (b), 1/20/2031	1,985,393	1,986,828
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	7

	Principal Amount ($)	Value ($)
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.496% (b), 10/20/2030	4,000,000	4,000,692
CIFC Funding Ltd., “B” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.813% (b), 10/24/2038	950,000	952,845
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	840,000	845,047
Crossroads Asset Trust, “A2” , Series 2025-A, 144A, 4.91%, 2/20/2032	1,216,499	1,225,423
DB Master Finance LLC, “A2I” , Series 2025-1A, 144A, 4.891%, 8/20/2055	1,100,000	1,102,251
Domino’s Pizza Master Issuer LLC, “A2II” , Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,098,322
Dryden 104 CLO Ltd., “A2R” , Series 2022-104A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.489% (b), 8/20/2034	2,775,000	2,775,824
Dryden 53 CLO Ltd., “AR” , Series 2017-53A, 144A, 3 mo. USD Term SOFR + 1.0%, 4.905% (b), 1/15/2031	1,470,740	1,470,998
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	243,587	251,885
Elmwood CLO 43 Ltd., “B” , Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (b), 7/20/2038	1,009,000	1,013,222
Empower CLO Ltd., “AR” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.458% (b), 4/25/2038	3,000,000	3,012,201
Garnet CLO 3 Ltd., “B” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.52% (b), 10/20/2038	1,000,000	1,000,115
Golub Capital Partners CLO 41B-R Ltd., “BR2” , Series 2019-41A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.584% (b), 7/20/2038	1,000,000	1,001,971
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	94,651	94,381
HPEFS Equipment Trust, “C” , Series 2025-2A, 144A, 4.41%, 11/22/2032	700,000	699,976
Jersey Mike’s Funding LLC, “A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,695,750	1,726,116
KKR CLO Ltd., “A1R” , Series 2024-45A, 144A, 3 mo. USD Term SOFR + 1.32%, 5.614% (b), 7/15/2038	1,333,000	1,335,617
Mosaic Solar Loan Trust, “A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	799,024	707,593
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	83,413	80,579
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	63,843	62,893
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	170,076	169,838
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	63,843	63,126
“B” , Series 2025-2A, 144A, 4.72%, 10/20/2044	888,676	889,776
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Neuberger Berman Loan Advisers CLO 45 Ltd., “AR” , Series 2021-45A, 144A, 3 mo. USD Term SOFR + 1.06%, 4.972% (b), 10/14/2036	2,000,000	1,997,108
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	705,684	694,026
Oaktree CLO Ltd., “A1R” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.275% (b), 7/15/2038	1,333,000	1,336,327
OCP CLO Ltd.:
“B” , Series 2025-46A, 144A, 3 mo. USD Term SOFR + 1.48%, 5.327% (b), 10/15/2038	2,000,000	1,999,710
“A1” , Series 2024-32A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.38% (b), 4/23/2037	1,250,000	1,253,368
Palmer Square CLO Ltd., “A” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.227% (b), 10/20/2038	1,000,000	1,000,300
Point Broadband Funding LLC, “A2” , Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	1,007,307
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.868% (b), 7/20/2038	1,500,000	1,505,243
RR 28 Ltd., “A1R” , Series 2024-28RA, 144A, 3 mo. USD Term SOFR + 1.55%, 5.455% (b), 4/15/2037	1,000,000	1,001,766
Service Experts Issuer LLC, “A” , Series 2025-1A, 144A, 5.38%, 1/20/2037	1,301,157	1,300,936
Sesac Finance LLC, “A2” , Series 2025-1, 144A, 5.5%, 7/25/2055	700,000	695,656
Sixth Street CLO 29 Ltd., “B” , Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (b), 7/17/2038	714,000	715,983
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	1,250,000	1,245,268
Texas Debt Capital CLO Ltd.:
“A1R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.184% (b), 7/20/2038	1,570,000	1,573,273
“A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.434% (b), 7/20/2038	3,000,000	3,011,526
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.388% (b), 4/25/2037	1,200,000	1,202,124
Venture 50 CLO Ltd., “A1” , Series 2024-50A, 144A, 3 mo. USD Term SOFR + 1.45%, 5.334% (b), 10/20/2037	1,000,000	1,001,733
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.516% (b), 1/15/2031	10,000,000	10,001,790
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	9

	Principal Amount ($)	Value ($)
VFI ABS LLC, “A” , Series 2025-1A, 144A, 4.78%, 6/24/2030	424,949	426,905
Zayo Issuer LLC, “A2” , Series 2025-2A, 144A, 5.953%, 6/20/2055	2,500,000	2,563,960
		74,262,696
Total Asset-Backed (Cost $99,031,182)		99,402,663
Commercial Mortgage-Backed Securities 3.7%
BPR Trust:
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.015% (b), 9/15/2038	506,000	505,385
“C” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 5.565% (b), 9/15/2038	340,000	339,587
BX Commercial Mortgage Trust, “B” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.096% (b), 4/15/2034	3,000,000	2,975,609
BX Trust, “B” , Series 2025-ARIA, 144A, 5.177%, 12/13/2042	400,000	402,575
BXP Trust, “A” , Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.648% (b), 11/15/2034	502,736	489,900
CENT Trust, “A” , Series 2025-CITY, 144A, 4.92% (b), 7/10/2040	2,500,000	2,530,407
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,497,413	1,485,674
Credit Suisse Mortgage Trust, “B” , Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.365% (b), 10/15/2037	2,756,000	2,656,123
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	990,633
FHLMC Multifamily Structured Pass-Through Certificates, “X1” , Series K058, Interest Only, 0.893% (b), 8/25/2026	20,971,959	71,781
ILPT Commercial Mortgage Trust, “C” , Series 2025-LPF2, 144A, 5.829% (b), 7/13/2042	1,000,000	1,017,077
JPMCC Commercial Mortgage Securities Trust, “A3” , Series 2019-COR5, 3.123%, 6/13/2052	4,000,000	3,867,175
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	959,243
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.007% (b), 6/15/2035	4,380,267	3,684,741
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.115% (b), 1/15/2036	2,378,000	2,279,007
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	2,600,000	2,671,183
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.521% (b), 11/15/2036	500,000	498,757
U.S. Bank C&I Credit-Linked Notes, “C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.774% (b), 9/25/2032	689,069	689,763
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.454% (b), 6/15/2050	23,285,818	293,916
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.544% (b), 7/15/2040	1,700,000	1,739,755
Total Commercial Mortgage-Backed Securities (Cost $30,554,028)		30,148,291
Collateralized Mortgage Obligations 2.1%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	843,465	778,594
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	135,160	126,210
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	147,783	134,223
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	417,279	364,617
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,438,556	1,233,234
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,051,978	921,299
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.524% (b), 12/25/2041	500,000	502,740
“1M2” , Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.974% (b), 3/25/2042	250,000	256,055
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	1,873,185	1,577,957
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.674% (b), 11/25/2041	1,200,000	1,208,941
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	524,130	460,775
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	55,254	52,532
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	852,123	745,826
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,007,894	865,359
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.096% (b), 10/25/2057	1,051,732	1,085,874
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust:
“A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	618,054	561,541
“A11” , Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.974% (b), 8/25/2052	1,548,584	1,470,681
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	60,811	58,688
“A2” , Series 2021-NQM2, 144A, 1.317%, 11/25/2064	366,272	327,433
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	296,748	265,811
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	147,213	141,533
Towd Point Mortgage Trust, “M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,426,969
Verus Securitization Trust, “A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	201,981	192,591
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.024% (b), 7/25/2059	1,254,081	1,319,030
Total Collateralized Mortgage Obligations (Cost $18,350,631)		17,078,513
Government & Agency Obligations 49.8%
Other Government Related (c) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,501,717
Vnesheconombank, 144A, 6.025%, 7/5/2022* (d)	1,500,000	0
		2,501,717
U.S. Government Sponsored Agencies 7.2%
Federal Home Loan Banks, 1 day USD SOFR + 0.105%, 3.815% (b), 3/4/2027	59,000,000	58,990,423
U.S. Treasury Obligations 42.3%
U.S. Treasury Bills, 3.715% (e), 3/19/2026 (f)	10,000,000	9,925,549
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.098%, 3.7% (b), 1/31/2027 (g)	152,000,000	151,955,893
3 mo. Treasury money market yield + 0.16%, 3.762% (b), 4/30/2027 (g)	55,000,000	55,018,540
3 mo. Treasury money market yield + 0.205%, 3.807% (b), 10/31/2026 (g)	33,000,000	33,025,333
U.S. Treasury Notes:
0.625%, 3/31/2027	25,000,000	24,135,742
4.125%, 9/30/2027	25,000,000	25,267,578
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
4.375%, 7/15/2027	20,000,000	20,265,625
4.625%, 11/15/2026	25,000,000	25,223,383
		344,817,643
Total Government & Agency Obligations (Cost $407,074,217)		406,309,783

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Natural Gas, Expiration Date 04/27/2026, Strike Price $4.5 (Cost $1,885,324)	700 7,000,000	392,700

	Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (h) (i) (Cost $4,956,864)	4,956,864	4,956,864
Cash Equivalents 7.5%
DWS Central Cash Management Government Fund, 3.77% (h) (Cost $61,109,262)	61,109,262	61,109,262

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $816,408,408)	100.0	816,226,583
Other Assets and Liabilities, Net	0.0	67,924
Net Assets	100.0	816,294,507
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 6/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (h) (i)
7,067,351	—	2,110,487 (j)	—	—	72,930	—	4,956,864	4,956,864
Cash Equivalents 7.5%
DWS Central Cash Management Government Fund, 3.77% (h)
87,199,149	430,727,103	456,816,990	—	—	1,279,956	—	61,109,262	61,109,262
94,266,500	430,727,103	458,927,477	—	—	1,352,886	—	66,066,126	66,066,126

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $4,740,517, which is 0.6% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At December 31, 2025, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
HRW: Hard Red Winter
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME COPPER	USD	3/16/2026	30	8,700,108	9,330,375	630,267
Natural Gas	USD	4/28/2026	240	8,110,039	7,752,000	(358,039)
Platinum	USD	4/28/2026	88	8,760,542	8,994,480	233,938
Soybean	USD	11/13/2026	150	8,034,143	7,983,750	(50,393)
Total net unrealized appreciation						455,773
At December 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Gold 100 Troy Ounces	USD	4/28/2026	20	8,811,482	8,747,800	63,682
LME COPPER	USD	3/16/2026	30	8,591,142	9,330,375	(739,233)
Soybean	USD	3/13/2026	300	15,981,780	15,712,500	269,280
Soybean Mean	USD	3/13/2026	257	8,310,998	7,694,580	616,418
Total net unrealized appreciation						210,147
At December 31, 2025, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Natural Gas	700	4/27/2026	5.5	7,000,000	865,676	(93,100)	772,576
Total Call Options					865,676	(93,100)	772,576
Put Options
Natural Gas	700	4/27/2026	3.0	7,000,000	1,744,176	(1,747,900)	(3,724)
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2025, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BABXDWCD Excess Return Index/BABXDWCD	1/15/2026	Merrill Lynch International Ltd.	95,630,000	(0.19)	At Expiration	571,599
Barclays Commodity Strategy 1673/BXCS1673	1/15/2026	Barclays Bank PLC	9,680,000	(0.28)	At Expiration	(161,621)
Barclays Commodity Strategy 1721/BXCS1721	1/15/2026	Barclays Bank PLC	64,430,000	(0.40)	At Expiration	(8,265)
Barclays Commodity Strategy 1750/BXCS1750	1/15/2026	Barclays Bank PLC	18,370,000	—	At Expiration	(107,624)
Bloomberg Commodity Cocoa Index/BCOMCC	1/15/2026	Citigroup, Inc.	8,400,000	(0.12)	At Expiration	(286,842)
Bloomberg Commodity Index/BCOM	1/15/2026	Societe Generale	95,801,000	(0.09)	At Expiration	617,646
Bloomberg Commodity Index/BCOM	1/15/2026	Barclays Bank PLC	39,900,000	(0.11)	At Expiration	256,805
Bloomberg Commodity Index/BCOM	1/15/2026	Morgan Stanley	33,377,000	(0.12)	At Expiration	214,638
Bloomberg Commodity Index/BCOM	1/15/2026	Royal Bank of Canada	23,950,000	(0.14)	At Expiration	153,754
Bloomberg Commodity Index/BCOM	1/15/2026	Macquarie Bank Ltd.	39,917,000	(0.12)	At Expiration	256,695
Bloomberg Commodity Industrial Metals Index/BCOMIN	1/15/2026	JPMorgan Chase Securities, Inc.	5,524,000	(0.10)	At Expiration	304,467
Bloomberg Commodity Livestock Index/BCOMLI	1/15/2026	JPMorgan Chase Securities, Inc.	4,695,000	(0.15)	At Expiration	38,494
Bloomberg Commodity Petroleum Index/BCOMPE	1/15/2026	JPMorgan Chase Securities, Inc.	1,464,000	(0.07)	At Expiration	(7,916)
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Precious Metal Index/BCOMPR	1/15/2026	JPMorgan Chase Securities, Inc.	5,166,000	(0.07)	At Expiration	212,124
BNP Paribas Commodity C100 Index/BCKTC100	1/15/2026	BNP Paribas	149,740,000	(0.13)	At Expiration	(1,809,472)
Citi Commodities Gold Call Ratio Index/CICXGCCR	1/15/2026	Citigroup, Inc.	34,010,000	—	At Expiration	(97,250)
Citi Custom CiVICS 7 Excess Return/CVICSER7	1/15/2026	Citigroup, Inc.	292,783,000	(0.19)	At Expiration	(1,348,393)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	1/15/2026	Goldman Sachs & Co.	8,000,000	(0.35)	At Expiration	103,090
Goldman Sachs Commodity COT Strategy 1230/ABGS1230	1/15/2026	Goldman Sachs & Co.	217,760,000	(0.20)	At Expiration	2,543,206
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	1/15/2026	Goldman Sachs & Co.	24,940,000	(0.35)	At Expiration	78,768
JPMorgan JMAB296E Basket/JMAB296E	1/15/2026	JPMorgan Chase Securities, Inc.	359,106,000	—	At Expiration	990,680

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
J.P. Morgan Neo Pairs Multifactor Index	JMABNPM2	29,310,000	8.2	(798,475)
J.P. Morgan Commodity Curve Skewness Notional-Matched Index	JMABSKNS	72,882,000	20.2	(63,719)
J.P. Morgan Liquid Commodity Curve Value Long Only Index	JMABCCVL	73,150,000	20.4	26,855
J.P. Morgan Commodity Curve Advantage Index	JMABAC6V	32,080,000	8.9	371,147
Bloomberg Commodity Index	BCOM	75,842,000	21.1	486,884
Bloomberg Commodity Index 6 Month Forward	BCOMF6	30,337,000	8.5	432,649
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	45,505,000	12.7	535,339
JPMorgan JMAB296E Basket/JMAB296E				990,680

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Macquarie Commodity Product 708E/MQCP708E	1/15/2026	Macquarie Bank Ltd.	20,000,000	(1.00)	At Expiration	54,804
Macquarie Vol Product 2CL2C/VMAC2CL2C	1/15/2026	Macquarie Bank Ltd.	8,000,000	(0.10)	At Expiration	104,482
Morgan Stanley MSCBDF11 Index/MSCBDF11	1/15/2026	Morgan Stanley	3,000,000	(0.05)	At Expiration	24,550
Morgan Stanley MSCBVB20 Index	1/15/2026	Morgan Stanley	12,080,000	(0.45)	At Expiration	556,109
RBC Enhanced Commodity SCI101 Index/RBCSCI01	1/15/2026	Royal Bank of Canada	12,380,000	(0.15)	At Expiration	(59,134)
SGI Commodity Dynamic Alpha Index/SGICCODA	1/15/2026	Societe Generale	52,390,000	(0.25)	At Expiration	72,716
SGI WTI Intraday Trend Reversal Index/SGITRWTI	1/15/2026	Societe Generale	33,650,000	(0.30)	At Expiration	(124,794)
UBS Custom Commodity Index/UBSIB163	1/15/2026	UBS AG	43,893,500	(0.35)	At Expiration	(1,245,364)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
UBS QIS Strategy	UBCSQABM	20,394,000	23.2	209,462
MerQube Palladium Rolling Futures	MQCMPA	8,300,000	9.6	581,477
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	23,950,000	27.2	277,153
MerQube Corn Rolling Futures	MQCMZC	1,269,000	1.4	(1,568)
MerQube Platinum Rolling Futures	MQCMPL	(10,737,000)	12.2	(1,548,615)
MerQube Lean Hogs Rolling Futures	MQCMLH	9,448,000	10.8	62,502
MerQube Nickel Rolling Futures	MQCMLN	(5,260,000)	6.0	(736,493)
MerQube ULS Diesel Rolling Futures	MQCMHO	3,632,000	4.1	(100,465)
MerQube WTI Crude Rolling Futures	MQCMCL	4,797,000	5.5	11,183
UBS Custom Commodity Index/UBSIB163				(1,245,364)

The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	1/15/2026	UBS AG	14,000,000	(0.13)	At Expiration	112,468

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube SRW Wheat Rolling Futures Index	MQCMZW	(384,900)	1.4	2,824
MerQube HRW Wheat Rolling Futures Index	MQCMKW	(384,900)	1.4	5,346
MerQube Soybean Rolling Futures Index	MQCMZS	(384,900)	1.4	5,344
MerQube Soybean Meal Rolling Futures Index	MQCMSM	(641,500)	2.3	6,153
MerQube Soybean Oil Rolling Futures Index	MQCMBO	1,154,600	4.1	(20,555)
MerQube Sugar No.11 Rolling Futures Index	MQCMSB	641,500	2.3	7,346
MerQube Coffee Rolling Futures Index	MQCMKC	(769,700)	2.7	3,186
MerQube Lean Hogs Rolling Futures Index	MQCMLH	256,600	0.9	(1,052)
MerQube Live Cattle Rolling Futures Index	MQCMLC	513,200	1.8	2,502
MerQube Brent Crude Rolling Futures Index	MQCMCO	(2,433,500)	8.7	19,043
MerQube WTI Crude Rolling Futures Index	MQCMCL	3,893,500	13.9	(35,069)
MerQube RBOB Gasoline Rolling Futures Index	MQCMXB	973,400	3.5	(8,590)
MerQube Low Sulphur Gas Oil Rolling Futures Index	MQCMQS	(486,700)	1.7	3,725
MerQube ULS Diesel Rolling Futures Index	MQCMHO	(486,700)	1.7	7,203
MerQube Natural Gas Rolling Futures Index	MQCMNG	(1,460,100)	5.2	95,114
MerQube Gold Rolling Futures Index	MQCMGC	2,626,800	9.4	(27,076)
MerQube Platinum Rolling Futures Index	MQCMPL	(328,400)	1.2	30,708
MerQube Palladium Rolling Futures Index	MQCMPA	328,400	1.2	(14,397)
MerQube Aluminum Rolling Futures Index	MQCMLA	2,626,900	9.4	13,645
MerQube High Grade Copper Rolling Futures Index	MQCMHG	985,100	3.5	(16,956)
MerQube Nickel Rolling Futures Index	MQCMLN	(2,298,500)	8.2	25,052
MerQube Zinc Rolling Futures Index	MQCMLX	(3,940,200)	14.1	8,972
UBS Custom Commodity Index/UBSIB165				112,468

The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Short Positions
Bloomberg Commodity Grain Index/BCOMGR	1/15/2026	JPMorgan Chase Securities, Inc.	7,735,000	(1.00)	At Expiration	173,506
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/15/2026	JPMorgan Chase Securities, Inc.	8,000,000	(1.00)	At Expiration	(109,384)
Bloomberg Commodity Softs Index/BCOMSO	1/15/2026	JPMorgan Chase Securities, Inc.	63,000	(1.00)	At Expiration	1,697

Value ($)†
Total net unrealized appreciation	2,076,239

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, options purchased, commodity-linked swap contracts and written options, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$196,828,507	$—	$196,828,507
Asset-Backed (a)	—	99,402,663	—	99,402,663
Commercial Mortgage-Backed Securities	—	30,148,291	—	30,148,291
Collateralized Mortgage Obligations	—	17,078,513	—	17,078,513
Government & Agency Obligations (a)	—	406,309,783	0	406,309,783
Call Options Purchased	392,700	—	—	392,700
Short-Term Investments (a)	66,066,126	—	—	66,066,126
Derivatives (b)
Futures Contracts	1,813,585	—	—	1,813,585
Commodity-Linked Swap Contracts	—	7,442,298	—	7,442,298
Total	$68,272,411	$757,210,055	$0	$825,482,466

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,147,665)	$—	$—	$(1,147,665)
Written Options	(1,841,000)	—	—	(1,841,000)
Commodity-Linked Swap Contracts	—	(5,366,059)	—	(5,366,059)
Total	$(2,988,665)	$(5,366,059)	$—	$(8,354,724)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and written options, at value.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

Consolidated Statement of Assets and Liabilities
as of December 31, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $750,342,282) — including $4,740,517 of securities loaned	$750,160,457
Investment in DWS Government & Agency Securities Portfolio (cost $4,956,864)*	4,956,864
Investment in DWS Central Cash Management Government Fund (cost $61,109,262)	61,109,262
Cash	13,651
Receivable for Fund shares sold	1,183,974
Interest receivable	6,172,880
Affiliated securities lending income receivable	11,723
Net receivable for pending swap contracts	42,341
Unrealized appreciation on bilateral swap contracts	7,442,298
Other assets	68,819
Total assets	831,162,269
Liabilities
Payable upon return of securities loaned	4,956,864
Payable for Fund shares redeemed	707,299
Payable for variation margin on futures contracts	1,124,778
Options written, at value (premiums received $2,609,852)	1,841,000
Unrealized depreciation on bilateral swap contracts	5,366,059
Accrued management fee	416,224
Accrued Trustees' fees	14,596
Other accrued expenses and payables	440,942
Total liabilities	14,867,762
Net assets, at value	$816,294,507
Net Assets Consist of
Distributable earnings (loss)	(40,769,583)
Paid-in capital	857,064,090
Net assets, at value	$816,294,507
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of December 31, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($42,065,792 ÷ 7,173,172 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.86
Maximum offering price per share (100 ÷ 94.25 of $5.86)	$6.22
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,435,479 ÷ 1,242,580 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.18
Class R6
Net Asset Value, offering and redemption price per share ($28,097,260 ÷ 4,720,703 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.95
Class S
Net Asset Value, offering and redemption price per share ($31,807,442 ÷ 5,353,885 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.94
Institutional Class
Net Asset Value, offering and redemption price per share ($707,888,534 ÷ 118,781,624 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.96
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

Consolidated Statement of Operations
for the six months ended December 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$18,299,439
Income distributions — DWS Central Cash Management Government Fund	1,279,956
Affiliated securities lending income	72,930
Total income	19,652,325
Expenses:
Management fee	3,324,858
Administration fee	413,716
Services to shareholders	463,082
Distribution and service fees	85,506
Custodian fee	30,499
Professional fees	69,452
Reports to shareholders	70,482
Registration fees	41,323
Trustees' fees and expenses	15,032
Other	32,312
Total expenses before expense reductions	4,546,262
Expense reductions	(726,625)
Total expenses after expense reductions	3,819,637
Net investment income	15,832,688
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations
for the six months ended December 31, 2025 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,372,609)
Swap contracts	6,822,127
Futures	685,787
Written options	883,336
4,018,641
Change in net unrealized appreciation (depreciation) on:
Investments	198,842
Swap contracts	31,142,996
Futures	740,264
Written options	648,979
32,731,081
Net gain (loss)	36,749,722
Net increase (decrease) in net assets resulting from operations	$52,582,410
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

Statements of Changes in Net Assets
	Six Months Ended December 31, 2025	Year Ended June 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$15,832,688	$33,153,792
Net realized gain (loss)	4,018,641	24,770,218
Change in net unrealized appreciation (depreciation)	32,731,081	(27,299,513)
Net increase (decrease) in net assets resulting from operations	52,582,410	30,624,497
Distributions to shareholders:
Class A	(1,494,904)	(1,418,930)
Class C	(247,886)	(203,898)
Class R6	(999,527)	(983,229)
Class S	(1,129,965)	(1,157,407)
Institutional Class	(26,126,228)	(27,885,802)
Total distributions	(29,998,510)	(31,649,266)
Fund share transactions:
Proceeds from shares sold	64,945,495	191,175,391
Reinvestment of distributions	26,521,126	27,828,079
Payments for shares redeemed	(176,738,256)	(337,786,392)
Net increase (decrease) in net assets from Fund share transactions	(85,271,635)	(118,782,922)
Increase (decrease) in net assets	(62,687,735)	(119,807,691)
Net assets at beginning of period	878,982,242	998,789,933
Net assets at end of period	$816,294,507	$878,982,242

The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Six Months Ended 12/31/25	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.72	$5.71	$5.61	$9.36	$11.23	$7.93
Income (loss) from investment operations:
Net investment income[a]	.10	.19	.19	.13	.01	.04
Net realized and unrealized gain (loss)	.25	.01 [b]	.02	(.84 )	1.67	3.32
Total from investment operations	.35	.20	.21	(.71 )	1.68	3.36
Less distributions from:
Net investment income	(.21 )	(.19 )	(.11 )	(3.04)	(3.55)	(.06 )
Net asset value, end of period	$5.86	$5.72	$5.71	$5.61	$9.36	$11.23
Total Return (%)[c,d]	6.20 *	3.44	3.80	(9.49)	19.60	42.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	42	47	59	77	86
Ratio of expenses before expense reductions (%)	1.40 **	1.52	1.38	1.37	1.36	1.42
Ratio of expenses after expense reductions (%)	1.13 **	1.28	1.16	1.24	1.27	1.22
Ratio of net investment income (%)	3.48 **	3.34	3.29	2.05	.11	.39
Portfolio turnover rate (%)	14 *	85	54	90	134	81

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

DWS Enhanced Commodity Strategy Fund — Class C
	Six Months Ended 12/31/25	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.07	$5.08	$4.99	$8.33	$10.04	$7.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	.13	.13	.07	(.05 )	(.03 )
Net realized and unrealized gain (loss)	.23	(.00 )*	.02	(.75 )	1.49	2.98
Total from investment operations	.30	.13	.15	(.68 )	1.44	2.95
Less distributions from:
Net investment income	(.19 )	(.14 )	(.06 )	(2.66)	(3.15)	(.02 )
Net asset value, end of period	$5.18	$5.07	$5.08	$4.99	$8.33	$10.04
Total Return (%)[b,c]	6.08 **	2.57	3.05	(10.18)	18.67	41.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	9	12	23	13
Ratio of expenses before expense reductions (%)	2.05 ***	2.16	2.03	2.04	1.99	2.09
Ratio of expenses after expense reductions (%)	1.88 ***	2.03	1.91	1.98	1.98	1.97
Ratio of net investment income (loss) (%)	2.73 ***	2.59	2.53	1.26	(.61 )	(.35 )
Portfolio turnover rate (%)	14 **	85	54	90	134	81

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class R6
	Six Months Ended 12/31/25	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.80	$5.79	$5.69	$9.50	$11.39	$8.05
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.21	.16	.05	.07
Net realized and unrealized gain (loss)	.26	.00 *	.02	(.86 )	1.69	3.37
Total from investment operations	.37	.21	.23	(.70 )	1.74	3.44
Less distributions from:
Net investment income	(.22 )	(.20 )	(.13 )	(3.11)	(3.63)	(.10 )
Net asset value, end of period	$5.95	$5.80	$5.79	$5.69	$9.50	$11.39
Total Return (%)[b]	6.43 **	3.67	4.11	(9.17)	20.06	43.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	26	32	42	44	46
Ratio of expenses before expense reductions (%)	.97 ***	1.07	1.02	1.01	.97	1.02
Ratio of expenses after expense reductions (%)	.87 ***	1.02	.89	.89	.89	.89
Ratio of net investment income (%)	3.74 ***	3.60	3.56	2.43	.49	.73
Portfolio turnover rate (%)	14 **	85	54	90	134	81

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

DWS Enhanced Commodity Strategy Fund — Class S
	Six Months Ended 12/31/25	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.79	$5.78	$5.68	$9.48	$11.37	$8.03
Income (loss) from investment operations:
Net investment income[a]	.11	.20	.20	.15	.03	.06
Net realized and unrealized gain (loss)	.25	(.00 )*	.02	(.86 )	1.69	3.36
Total from investment operations	.36	.20	.22	(.71 )	1.72	3.42
Less distributions from:
Net investment income	(.21 )	(.19 )	(.12 )	(3.09)	(3.61)	(.08 )
Net asset value, end of period	$5.94	$5.79	$5.78	$5.68	$9.48	$11.37
Total Return (%)[b]	6.38 **	3.55	3.98	(9.30)	19.86	42.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	31	41	49	79	70
Ratio of expenses before expense reductions (%)	1.14 ***	1.26	1.14	1.15	1.13	1.19
Ratio of expenses after expense reductions (%)	.98 ***	1.13	1.00	1.04	1.07	1.03
Ratio of net investment income (%)	3.63 ***	3.49	3.45	2.23	.30	.62
Portfolio turnover rate (%)	14 **	85	54	90	134	81

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Six Months Ended 12/31/25	Years Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$5.80	$5.80	$5.69	$9.51	$11.40	$8.06
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.21	.16	.05	.07
Net realized and unrealized gain (loss)	.27	(.01 )	.03	(.87 )	1.70	3.37
Total from investment operations	.38	.20	.24	(.71 )	1.75	3.44
Less distributions from:
Net investment income	(.22 )	(.20 )	(.13 )	(3.11)	(3.64)	(.10 )
Net asset value, end of period	$5.96	$5.80	$5.80	$5.69	$9.51	$11.40
Total Return (%)[b]	6.57 *	3.50	4.29	(9.24)	20.07	42.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	708	774	869	1,121	2,066	1,848
Ratio of expenses before expense reductions (%)	1.04 **	1.15	1.03	1.06	1.04	1.09
Ratio of expenses after expense reductions (%)	.87 **	1.02	.89	.89	.89	.89
Ratio of net investment income (%)	3.74 **	3.60	3.56	2.35	.48	.73
Portfolio turnover rate (%)	14 *	85	54	90	134	81

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies

32	|	DWS Enhanced Commodity Strategy Fund

described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2025, the Fund’s investment in the Subsidiary was $180,567,184, representing 21.7% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net

DWS Enhanced Commodity Strategy Fund	|	33

asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

34	|	DWS Enhanced Commodity Strategy Fund

Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities

DWS Enhanced Commodity Strategy Fund	|	35

loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$4,956,864	$—	$—	$—	$4,956,864
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$4,956,864
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction

36	|	DWS Enhanced Commodity Strategy Fund

is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At June 30, 2025, the Fund had net tax basis capital loss carryforwards of $42,413,631, including short-term losses ($15,233,301) and long-term losses ($27,180,330), which may be applied against realized net taxable capital gains indefinitely.
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $1,685,023,254. The net unrealized depreciation for all investments based on tax cost was $868,796,671. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $210,627,211 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,079,423,882.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended June 30, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders

DWS Enhanced Commodity Strategy Fund	|	37

quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and investment in the subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central

38	|	DWS Enhanced Commodity Strategy Fund

clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2025, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
A summary of the open commodity-linked swap contracts as of December 31, 2025 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2025, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from $1,747,835,000 to $1,933,119,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement

DWS Enhanced Commodity Strategy Fund	|	39

date). For the six months ended December 31, 2025, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2025, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $34,061,000 to $67,127,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $34,746,000 to $46,084,000.
Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. The Fund may also purchase options on exchange-traded futures contracts where the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the underlying futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended

40	|	DWS Enhanced Commodity Strategy Fund

December 31, 2025, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. There is no premium paid at the time of purchase on certain options on exchange-traded futures. At the expiration of these options on exchange-traded futures, the accumulated variation margin made or received is recorded as realized gains or losses. Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.
A summary of open purchased option contracts as of December 31, 2025 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2025, the investment in purchased options contracts had a total value generally indicative of a range from $393,000 to approximately $2,017,000, and the investment in written options contracts had a total value generally indicative of a range from approximately $1,070,000 to $2,466,000.
The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the

DWS Enhanced Commodity Strategy Fund	|	41

accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$392,700	$7,442,298	$1,813,585	$9,648,583
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$(1,841,000)	$(5,366,059)	$(1,147,665)	$(8,354,724)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Written options, at value and unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2025 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(2,456,707)	$883,336	$6,822,127	$685,787	$5,934,543
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options), written options, swap and futures contracts, respectively

42	|	DWS Enhanced Commodity Strategy Fund

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(1,033,810)	$648,979	$31,142,996	$740,264	$31,498,429
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap and futures contracts, respectively
As of December 31, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated

DWS Enhanced Commodity Strategy Fund	|	43

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Barclays Bank PLC	$256,805	$(256,805)	$—	$—	$—
Goldman Sachs & Co.	2,725,064	—	(2,725,064)	—	—
JPMorgan Chase Securities, Inc.	1,720,968	(117,300)	—	—	1,603,668
Macquarie Bank Ltd.	415,981	—	—	—	415,981
Merrill Lynch International Ltd.	571,599	—	—	—	571,599
Morgan Stanley	795,297	—	—	—	795,297
Royal Bank of Canada	153,754	(59,134)	(94,620)	—	—
Societe Generale	690,362	(124,794)	—	—	565,568
UBS AG	112,468	(112,468)	—	—	—
	$7,442,298	$(670,501)	$(2,819,684)	$—	$3,952,113

44	|	DWS Enhanced Commodity Strategy Fund

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$277,510	$(256,805)	$(20,705)	$—	$—
BNP Paribas	1,809,472	—	(1,809,472)	—	—
Citigroup, Inc.	1,732,485	—	(1,732,485)	—	—
JPMorgan Chase Securities, Inc.	117,300	(117,300)	—	—	—
Royal Bank of Canada	59,134	(59,134)	—	—	—
Societe Generale	124,794	(124,794)	—	—	—
UBS AG	1,245,364	(112,468)	(1,132,896)	—	—
	$5,366,059	$(670,501)	$(4,695,558)	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the six months ended December 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$50,335,534	$83,668,399
U.S. Treasury Obligations	$55,023,141	$65,031,299
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Enhanced Commodity Strategy Fund	|	45

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $500 million of such net assets	.750%
Next $500 million of such net assets	.700%
Next $1 billion of such net assets	.675%
Next $1 billion of such net assets	.650%
Next $1.5 billion of such net assets	.625%
Over $5 billion of such net assets	.600%
Accordingly, for the six months ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.78% of the Fund’s average daily net assets.
For the period from July 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.16%
Class C	1.91%
Class R6	.89%
Class S	1.01%
Institutional Class	.89%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.10%
Class C	1.85%
Class R6	.85%
Class S	.95%
Institutional Class	.85%

46	|	DWS Enhanced Commodity Strategy Fund

For the six months ended December 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$56,650
Class C	5,601
Class R6	13,021
Class S	25,791
Institutional Class	625,562
$726,625
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2025, the Administration Fee was $413,716, of which $68,032 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$3,435	$1,217
Class C	163	65
Class R6	3,496	1,250
Class S	3,803	1,345
Institutional Class	1,595	553
	$12,492	$4,430
In addition, for the six months ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated

DWS Enhanced Commodity Strategy Fund	|	47

Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$41,760
Class C	3,435
Class S	28,215
Institutional Class	369,504
$442,914
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended December 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2025
Class C	$25,330	$4,253
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2025	Annualized Rate
Class A	$51,746	$19,728.25%
Class C	8,430	2,776.25%
	$60,176	$22,504
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2025 aggregated $152.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2025, the

48	|	DWS Enhanced Commodity Strategy Fund

CDSC for Class C shares aggregated $47. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2025, DDI received $32 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended December 31, 2025, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $633, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2025.
F.
Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks

DWS Enhanced Commodity Strategy Fund	|	49

that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	835,940	$4,855,432	2,744,204	$15,619,799
Class C	45,337	233,717	116,477	595,310
Class R6	824,473	4,857,631	1,772,307	10,220,790
Class S	579,555	3,407,213	1,352,274	7,706,024
Institutional Class	8,755,301	51,591,502	27,249,564	157,033,468
		$64,945,495		$191,175,391
Shares issued to shareholders in reinvestment of distributions
Class A	134,621	$774,701	134,845	$773,694
Class C	45,891	233,851	38,211	195,539
Class R6	102,656	600,040	103,849	602,543
Class S	188,144	1,097,962	188,261	1,092,697
Institutional Class	4,071,719	23,814,572	4,322,772	25,163,606
		$26,521,126		$27,828,079

50	|	DWS Enhanced Commodity Strategy Fund

	Six Months Ended December 31, 2025		Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,131,027)	$(6,559,894)	(3,799,475)	$(21,622,824)
Class C	(189,166)	(973,502)	(622,357)	(3,105,828)
Class R6	(661,116)	(3,896,604)	(2,992,182)	(17,097,537)
Class S	(688,700)	(4,054,937)	(3,365,691)	(19,089,260)
Institutional Class	(27,398,377)	(161,253,319)	(48,175,885)	(276,870,943)
		$(176,738,256)		$(337,786,392)
Net increase (decrease)
Class A	(160,466)	$(929,761)	(920,426)	$(5,229,331)
Class C	(97,938)	(505,934)	(467,669)	(2,314,979)
Class R6	266,013	1,561,067	(1,116,026)	(6,274,204)
Class S	78,999	450,238	(1,825,156)	(10,290,539)
Institutional Class	(14,571,357)	(85,847,245)	(16,603,549)	(94,673,869)
		$(85,271,635)		$(118,782,922)

DWS Enhanced Commodity Strategy Fund	|	51

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

52	|	DWS Enhanced Commodity Strategy Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to

DWS Enhanced Commodity Strategy Fund	|	53

management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also

54	|	DWS Enhanced Commodity Strategy Fund

reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of

DWS Enhanced Commodity Strategy Fund	|	55

numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DECSF-BFE2025

56	|	DWS Enhanced Commodity Strategy Fund

DECSF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/27/2026